Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
8. Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Electronic devices	79,729	130,725
Vehicle	4,872	4,872
Furniture and office equipment	15,078	20,760
Leasehold improvement	106,367	168,899
Machinery	17,684	17,684
Buildings	196,477	198,264

Total	420,207	541,204

Accumulated depreciation and amortization	(89,283)	(138,464)

Property and equipment, net	330,924	402,740

Depreciation and amortization expenses were RMB26,659, RMB37,436 and RMB51,669 for the years ended December 31, 2016, 2017 and 2018, respectively.